Income Tax (Details) - EUR (€) € in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax
Income tax rate		31.00%	31.00%	33.33%
Loss before tax		€ (33,619)	€ (30,218)	€ (33,014)
Theoretical tax rate		31.00%	31.00%	33.33%
Tax benefit at theoretical rate		€ 10,422	€ 9,368	€ 11,004
Tax credits		2,373	1,330	1,435
Tax credits	€ 3,633
Permanent differences		1,816	(21)	827
Other differences		(522)	(404)	(269)
Non recognition of deferred tax assets related to tax losses and temporary differences		(14,089)	(10,272)	(12,997)
Actual income tax benefit
Deferred tax assets		€ 0